As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE+      NUMBER OF SHARES                               MARKET VALUE+
                                               ($000'S OMITTED)                                                  ($000'S OMITTED)

COMMON STOCKS (58.1%)                                                      313,136 Brandywine Realty Trust                9,848
                                                                           125,300 CarrAmerica Realty                     4,611
APARTMENTS (4.7%)                                                           95,600 Equity Office Properties Trust         3,042
       66,000 Apartment Investment &                                        22,400 Glenborough Realty Trust                 441
              Management                              2,806                148,900 Highwoods Properties                   4,696
       85,000 BNP Residential Properties              1,385                270,000 HRPT Properties Trust                  2,897
       71,000 Education Realty Trust                    925                126,700 Kilroy Realty                          8,564
       66,500 Mid-America Apartment                                        114,000 Mack-Cali Realty                       5,098
              Communities                             3,395                234,500 Maguire Properties                     7,926
       66,300 Post Properties                         2,698                162,200 Newkirk Realty Trust                   2,545
       84,500 Town & Country Trust                    3,131 (E)            169,000 Reckson Associates Realty              6,748
                                            ----------------               120,200 Trizec Properties                      2,800
                                                     14,340                                                     ----------------
                                                                                                                         65,020
COMMERCIAL SERVICES (1.1%)
       14,000 Capital Trust                             434          OFFICE - INDUSTRIAL (3.3%)
       56,500 Deerfield Triarc Capital                  742                192,500 Bedford Property Investors             4,466
       83,900 Gramercy Capital                        2,210                120,000 Liberty Property Trust                 5,431
                                            ----------------                                                    ----------------
                                                      3,386                                                               9,897

COMMUNITY CENTERS (4.5%)                                             REGIONAL MALLS (4.2%)
       40,800 Cedar Shopping Centers                    604                257,000 Glimcher Realty Trust                  7,026
      148,900 Heritage Property Investment                                 143,000 Pennsylvania REIT                      5,814
              Trust                                   5,286                                                     ----------------
      151,000 New Plan Excel Realty Trust             3,722                                                              12,840
      122,000 Tanger Factory Outlet Centers           3,844          SELF STORAGE (2.1%)
                                            ----------------                2,700 Public Storage, Depositary
                                                     13,456                         Shares                                   74
                                                                           127,500 Sovran Self Storage                    6,315
DIVERSIFIED (5.4%)                                                                                              ----------------
      152,100 Colonial Properties Trust               7,030                                                               6,389
      148,100 Crescent Real Estate Equities           3,138
      140,500 iStar Financial                         5,043          TOTAL COMMON STOCKS
      100,700 Spirit Finance                          1,212          (COST $129,828)                                    175,865
                                            ----------------                                                    ----------------
                                                     16,423

HEALTH CARE (7.8%)                                                   PREFERRED STOCKS (19.4%)
       88,000 Health Care Property Investors          2,442
      247,802 Health Care REIT                        9,216 (E)      APARTMENTS (5.3%)
       75,600 Healthcare Realty Trust                 2,649                300,000 Apartment Investment &
      134,300 Nationwide Health Properties            3,071                        Management, Ser. R                     7,704
      194,600 OMEGA Healthcare Investors              2,551                 12,400 Apartment Investment &
      119,700 Ventas, Inc.                            3,663                        Management, Ser. T                       311
                                            ----------------                10,000 Apartment Investment &
                                                     23,592                        Management, Ser. U                       250
                                                                           302,200 Mid-America Apartment
INDUSTRIAL (2.3%)                                                                  Communities, Ser. H                    7,810
       61,400 EastGroup Properties                    2,900                                                     ----------------
      105,100 First Industrial Realty Trust           4,106                                                              16,075
                                            ----------------
                                                      7,006
                                                                     COMMERCIAL SERVICES (0.3%)
LODGING (1.2%)                                                              20,000 Anthracite Capital, Ser. C               516
       82,000 Hospitality Properties Trust            3,516                 20,000 Newcastle Investment, Ser. B             519
                                                                                                                ----------------
OFFICE (21.5%)                                                                                                            1,035
      128,500 Arden Realty                            5,804          COMMUNITY CENTERS (0.3%)

SEE NOTES TO SCHEDULE OF INVESTMENTS




                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE+      NUMBER OF SHARES                               MARKET VALUE+
                                               ($000'S OMITTED)                                                  ($000'S OMITTED)


       20,000 Cedar Shopping Centers, Ser. A            537                 19,800 Pennsylvania REIT, Ser. A              1,127
       12,000 Developers Diversified Realty,                                11,300 Taubman Centers, Ser. G                  286
              Ser.                                      302                                                               9,826
                                            ----------------                                                    ---------------
                                                        839
                                                                     SPECIALTY (0.4%)
DIVERSIFIED (3.2%)                                                          8,000 Capital Automotive REIT, Ser.
        9,000 Colonial Properties Trust,                                           B                                        200
              Ser. E                                    221                40,000 Entertainment Properties
       18,400 Crescent Real Estate Equities,                                       Trust, Ser. A                          1,027
               Ser. B                                   475                                                     ---------------
      200,000 iStar Financial, Ser. E                 5,046                                                               1,227
      160,000 iStar Financial, Ser. F                 4,061          TOTAL PREFERRED STOCKS
                                            ----------------         (COST $58,438)                                      58,691
                                                      9,803                                                     ---------------
HEALTH CARE (0.8%)
       25,000 Health Care REIT, Ser. D                  634
       18,200 LTC Properties, Ser. E                    823
       34,000 LTC Properties, Ser. F                    862
                                            ----------------
                                                      2,319

LODGING (3.3%)
       36,500 Eagle Hospitality Properties
              Trust, Ser. A                             920
      182,000 Equity Inns, Ser. B                     4,709
       22,600 Hersha Hospitality Trust, Ser.
              A                                         565
       16,000 Host Marriott, Ser. E                     429
       77,500 LaSalle Hotel Properties, Ser.
              B                                      1 ,988
       28,000 LaSalle Hotel Properties, Ser.
              D                                         665
       31,000 Strategic Hotel Capital, Ser.
              B                                         792 *
                                            ----------------
                                                     10,068

OFFICE (1.3%)
       60,000 DRA CRT Acquisition, Ser. A             1,442
       25,878 Glenborough Realty Trust, Ser.
              A                                         655
       60,000 Kilroy Realty, Ser. E                   1,516
        6,800 SL Green Realty, Ser. D                   172
                                            ----------------
                                                      3,785

OFFICE - INDUSTRIAL (1.2%)
       50,000 Bedford Property Investors,
              Ser. A                                  2,449 **
       25,000 Digital Realty Trust, Ser. A              642
       16,900 Digital Realty Trust, Ser. B              417
        8,000 PS Business Parks, Ser. K                 206
                                            ----------------
                                                      3,714

REGIONAL MALLS (3.3%)
       60,000 Glimcher Realty Trust, Ser. F           1,545
       61,800 Glimcher Realty Trust, Ser. G           1,556
       80,000 Mills Corp., Ser. B                     2,014
      131,400 Mills Corp., Ser. E                     3,298


                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                           VALUE+
($000's omitted)                                                                 Moody's           S&P          ($000's omitted)

CORPORATE DEBT SECURITIES (58.7%)
      3,000       AES Corp., Senior Secured Notes, 9.00%, due 5/15/15               Ba3           B+                     3,285 **
      2,000       Allied Waste North America, Inc., Guaranteed Senior Secured
                  Notes, Ser. B, 9.25%, due 9/1/12                                   B2           BB-                    2,165
      1,000       AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%,
                  due 8/15/12                                                        B2           B-                     1,035
      1,675       American Cellular Corp., Senior Notes, Ser. B, 10.00%, due
                  8/1/11                                                             B3           B-                     1,822
      1,000       American Real Estate Partners, Guaranteed Notes, 7.13%, due
                  2/15/13                                                           Ba2           BB                     1,013
      1,750       Amerigas Partners L.P., Senior Unsecured Notes, 7.25%, due
                  5/20/15                                                            B1           BB-                    1,754 (E)
      1,250       Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%, due
                  5/1/14                                                           Caa1          CCC+                    1,066
      2,000       Arch Western Finance, Senior Notes, 6.75%, due 7/1/13             Ba3           BB-                    2,020
      1,160       Athena Neuro Finance LLC, Guaranteed Notes, 7.25%, due
                  2/21/08                                                            B3           B                      1,143 (E)
        930       Biovail Corp., Senior Subordinated Notes, 7.88%, due 4/1/10        B2           BB-                      961
      1,025       Blockbuster, Inc., Senior Subordinated Notes, 9.00%, due
                  9/1/12                                                           Caa3          CCC                       902 **(E)
      1,000       Cardtronics, Inc., Senior Subordinated Notes, 9.25%, due
                  8/15/13                                                          Caa1           B-                     1,003 **
      1,160       CCH I LLC, Secured Notes, 11.00%, due 10/1/15                    Caa3          CCC-                      954 **
      1,000       Centennial Cell, Guaranteed Notes, 10.13%, due 6/15/13             B3          CCC                     1,095
      2,000       Charter Communications Operating LLC, Senior Notes, 8.00%,
                  due 4/30/12                                                        B2           B-                     2,000 **
      2,000       Chesapeake Energy Corp., Guaranteed Notes, 6.25%, due
                  1/15/18                                                           Ba2           BB                     1,975
      1,000       Chiquita Brands International, Senior Notes, 7.50%, due
                  11/1/14                                                            B3           B-                       880
        935       Choctaw Resort Development, Senior Notes, 7.25%, due
                  11/15/19                                                           B1           BB-                      947 **
      1,950       Chukchansi Economic Development Authority, Senior Notes,
                  8.00%, due 11/15/13                                                B2           BB-                    2,008 **
      2,125       CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                  B1           B+                     2,237
      1,000       Coinmach Corp., Senior Notes, 9.00%, due 2/1/10                    B3          CCC+                    1,045
      1,000       Constellation Brands, Inc., Guaranteed Senior Subordinated
                  Notes, Ser. B, 8.13%, due 1/15/12                                 Ba3           B+                     1,048
      2,000       Crown Americas, Senior Notes, 7.75%, due 11/15/15                  B1           B                      2,075 **
      2,500       CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09       B2           B+                     2,537 (E)
      1,000       Delta Air Lines, Pass Through Certificates, 7.57%, due
                  11/18/10                                                          Ba2           BB                       982
      2,000       Dex Media West, Senior Subordinated Notes, 9.88%, due
                  8/15/13                                                            B2           B                      2,207 (E)
        655       Dex Media, Inc., Notes, 8.00%, due 11/15/13                        B3           B                        673
        900       DirecTV Holdings, Senior Notes, 8.38%, due 3/15/13                Ba2           BB-                      965
        475       Dollarama Group L.P., Senior Subordinated Notes, 8.88%, due
                  8/15/12                                                            B3           B-                       480 **
      1,725       Dynegy Holdings, Inc., Secured Notes, 10.13%, due 7/15/13          B1           B-                     1,947 **
        975       Echostar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14          Ba3           BB-                      946
        815       El Paso Natural Gas, Notes, 8.38%, due 6/15/32                     B1           B                        961
        900       Elan Financial PLC, Guaranteed Floating Rate Notes, 8.34%,
                  due 2/15/06                                                        B3           B                        869(u)
      1,525       Equistar Chemicals, Senior Notes, 10.63%, due 5/1/11               B2           BB-                    1,677(00)
      2,000       Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12         B2           B-                     2,020
      4,190       Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                  Ba2           BB-                    4,145

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                       VALUE+
($000's omitted)                                                                 Moody's           S&P      ($000's omitted)

      5,985       Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08           Ba2           BB-                5,521 (E)
      2,000       Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14      Ba3           BB-                2,095
      2,500       Freescale Semiconductor, Senior Notes, 7.13%, due 7/15/14         Ba1           BB+                2,644
      5,800       General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07         Ba1           BB                 5,699
      4,000       General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12         Ba1           BB                 3,809
      1,000       HCA, Inc., Notes, 7.50%, due 11/6/33                              Ba2           BB+                1,007
      1,775       Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due 8/15/12      Ba2           BB-                1,815
      1,500       Houghton Mifflin Co., Senior Subordinated Notes, 9.88%, due
                  2/1/13                                                            Caa1          B-                 1,620 (00)(E)
      2,970       Intelsat Bermuda Ltd., Senior Notes, 8.63%, due 1/15/15           B2            B+                 2,977 **
      3,000       Iron Mountain, Inc., Guaranteed Senior Subordinated Notes,
                  8.63%, due 4/1/13                                                 Caa1          B                  3,127 (00)(E)
      1,600       Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
                  8.50%, due 8/1/14                                                 Caa1          B-                 1,524 (E)
      2,000       Kerr-McGee Corp., Secured Notes, 6.95%, due 7/1/24                Ba3           BB+                2,112
      2,000       Knowledge Learning Center, Guaranteed Notes, 7.75%, due
                  2/1/15                                                            B3            B-                 1,910  **
        960       L-3 Communications Corp., Senior Subordinated Notes, 6.38%,
                  due 10/15/15                                                      Ba3           BB+                  955
      1,000       Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13            Ba3           B                  1,033
      1,100       Language Line, Inc., Senior Subordinated Notes, 11.13%, due
                  6/15/12                                                           Caa1          CCC+                 990
        960       Liberty Media Corp., Debentures, 8.50%, due 7/15/29               Ba1           BB+                  976
        589       Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
                  12/15/08                                                          B1            BB-                  618
        650       Majestic Star LLC, Secured Notes, 9.75%, due 1/15/11              B3            B-                   665 **(E)
      1,300       Massey Energy Co., Senior Notes, 6.88%, due 12/15/13              B1            BB-                1,311 **
      1,925       Mediacom Capital Corp. LLC, Senior Unsecured Notes, 9.50%,
                  due 1/15/13                                                       B3            B                  1,911 (E)
        875       Methanex Corp., Senior Notes, 8.75%, due 8/15/12                  Ba1           BBB-                 973
      2,000       MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09            Ba2           BB                 1,990
      3,000       Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34          B1            B                  3,285 (E)
      1,225       Mirant North America LLC, Senior Notes, 7.38%, due 12/31/13       B1            B-                 1,246 **
      1,500       Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
                  7/15/09                                                           Ba3           B+                 1,515 (E)
      1,925       Monitronics International, Inc., Senior Subordinated Notes,
                  11.75%, due 9/1/10                                                B3            B-                 1,906
      2,285       Movie Gallery, Senior Unsecured Notes, 11.00%, due 5/1/12         B3            CCC                1,722 (E)
      1,000       MSW Energy Holdings LLC, Senior Secured Notes, Ser. B,
                  8.50%, due 9/1/10                                                 Ba3           BB-                1,062
      2,000       Mueller Group, Inc., Senior Subordinated Notes, 10.00%, due
                  5/1/12                                                            Caa1          B-                 2,120
      2,225       Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11         Ba2           BB+                2,403
        925       Nextel Communications, Senior Notes, Ser. E, 6.88%, due
                  10/31/13                                                          Baa2          A-                   972
      1,000       Nortek, Inc., Senior Subordinated Notes, 8.50%, due 9/1/14        Caa1          CCC+                 973 (E)
      1,825       Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                   B1            B                  1,725 **
      2,500       NRG Energy, Inc., Guaranteed Notes, 8.00%, due 12/15/13           Ba3           B                  2,787 (E)
      2,000       Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
                  due 5/15/13                                                       B2            B                  2,105
      3,850       Paxson Communications, Secured Floating Rate Notes, 10.78%,
                  due 4/15/06                                                       B3            CCC-               3,696 **(E)(u)
      1,215       PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                    B3            B-                 1,145 **
      2,000       Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11              B2            B                  1,870 (E)
      2,000       Qwest Corp., Notes, 8.88%, due 3/15/12                            Ba3           BB                 2,215
      1,860       R.H. Donnelley Corp., Senior Notes, 8.88%, due 1/15/16            Caa1          B                  1,881 **

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                           VALUE+
($000's omitted)                                                                 Moody's           S&P          ($000's omitted)

        625       Reliant Energy, Inc., Secured Notes, 6.75%, due 12/15/14          B1             B+                      538
      1,000       Rogers Cable, Inc., Senior Secured Notes, 7.88%, due 5/1/12       Ba3            BB+                   1,072
      2,000       Rogers Wireless, Inc., Senior Subordinated Notes, 8.00%, due
                  12/15/12                                                          B2             B+                    2,120 (E)
        950       San Pasqual Casino, Notes, 8.00%, due 9/15/13                     B2             B+                      962 **
      1,250       Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15         B3             B-                    1,112
      1,000       Service Corp. International, Senior Notes, 7.70%, due
                  4/15/09                                                           Ba3            BB                    1,051
        920       Shaw Communications, Inc., Senior Notes, 7.20%, due 12/15/11      Ba2            BB+                     957
      2,500       Sierra Pacific Resources, Senior Notes, 6.75%, due 8/15/17        B1             B-                    2,506 **(E)
      1,000       Smithfield Foods, Inc., Senior Notes, Ser. B, 8.00%, due
                  10/15/09                                                          Ba2            BB                    1,050 (E)
      1,000       Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11           Ba2            BB                    1,015 (E)
      2,500       Southern Natural Gas, Notes, 6.13%, due 9/15/08                   B1             B                     2,493
      1,000       Spheris Inc., Senior Subordinated Notes, 11.00%, due
                  12/15/12                                                          Caa2          CCC+                     930 **
      1,000       Standard Pacific Corp., Senior Notes, 7.00%, due 8/15/15          Ba2            BB                      943 (E)
      1,950       Station Casinos, Inc., Senior Subordinated Notes, 6.88%, due
                  3/1/16                                                            Ba3            BB-                   1,982
      2,000       Stena AB, Senior Notes, 9.63%, due 12/1/12                        Ba3            BB-                   2,180
        495       Stena AB, Senior Notes, 7.50%, due 11/1/13                        Ba3            BB-                     483
      1,250       Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
                  due 8/15/13                                                       B3             B-                    1,300 **
        775       Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13       B2             B-                      806 **(E)
      2,000       Teco Energy, Inc., Senior Notes, 7.50%, due 6/15/10               Ba2            BB                    2,140
      1,000       Texas Genco LLC, Senior Notes, 6.88%, due 12/15/14                B1             B                     1,082 **
      1,000       Time Warner Telecom Holdings, Guaranteed Notes, 9.25%, due
                  2/15/14                                                           B3            CCC+                   1,065 (E)
        905       Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11         Ba2            BB+                     961
      1,510       TXU Corp., Senior Notes, Ser. P, 5.55%, due 11/15/14              Ba1            BB+                   1,418
      1,825       Universal Compression, Inc., Senior Notes, 7.25%, due
                  5/15/10                                                           Ba3            B                     1,880
      2,000       US Oncology Holdings, Inc., Senior Floating Rate Notes,
                  9.26%, due 3/15/06                                                Caa1           B-                    2,000 (u)
      1,000       Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10           Ba2            BB+                   1,026
      2,000       VWR International, Inc., Senior Subordinated Notes, 8.00%,
                  due 4/15/14                                                       Caa1           B-                    1,982 (E)
      1,500       Warner Music Group, Senior Subordinated Notes, 7.38%, due
                  4/15/14                                                           B2             B-                    1,496
      2,000       Xerox Capital Trust I, Guaranteed Notes, 8.00%, due 2/1/27        Ba3            B-                    2,062 (E)
        500       Young Broadcasting, Inc, Guaranteed Notes, 10.00%, due
                  3/1/11                                                            Caa2          CCC-                     454 (E)
                                                                                                                   -----------------

                  TOTAL CORPORATE DEBT SECURITIES (COST $177,693)                                                      177,818
                                                                                                                   -----------------
REPURCHASE AGREEMENTS (4.4%)
      4,000       Banc of America Securities LLC, Repurchase Agreement,
                  4.46%, due 2/1/06, dated 1/31/06, Maturity Value
                  $4,000,496 Collateralized by $4,000,000 Freddie Mac,
                  5.50%, due 12/1/20 (Collateral Value $4,080,000)                                                       4,000 #
      9,270       State Street Bank and Trust Co. Repurchase Agreement,
                  4.00%, due 2/1/06, dated 1/31/06, Maturity Value
                  $9,271,030 Collateralized by $9,470,000 Fannie Mae, 5.00%,
                  due 5/21/07 (Collateral Value $9,550,012)                                                              9,270 #
                                                                                                                   -----------------

                  TOTAL REPURCHASE AGREEMENTS (COST $13,270)                                                            13,270

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                                                                                                           VALUE+
($000's omitted)                                                                                                 ($000's omitted)

                                                                                                                   -----------------

SHORT-TERM INVESTMENTS (15.0%)
40,839,390        Neuberger Berman Securities Lending Quality Fund, LLC,                                                40,839  ++
4,578,000         Neuberger Berman Prime Money Fund Trust Class                                                          4,578   @
                                                                                                                   -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST $45,417)                                                           45,417
                                                                                                                   -----------------

WARRANTS (0.0%)
       8,923      Reliant Resources, Inc. (Cost $0)                                                                          - *
                                                                                                                   -----------------
                  TOTAL INVESTMENTS (155.6%) (COST $424,646)                                                           471,061  ##

                  Liabilities, less cash, receivables
                    and other assets [(14.1%)]                                                                         (42,732) @@
                  Liquidation Value of Auction
                    Preferred Shares [(41.5%)]                                                                        (125,500)
                                                                                                                   -----------------
                  TOTAL NET ASSETS APPLICABLE TO COMMON
                  SHAREHOLDERS (100.0%)                                                                               $302,829
                                                                                                                   -----------------




SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


   + Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities, bid prices are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

   #   At cost, which approximates market value.

   ## At January 31, 2006, the cost of investments for U.S. Federal income tax purposes was $424,646,000. Gross unrealized appreciation of investments was $50,601,000 and gross unrealized depreciation of investments was $4,186,000, resulting in net unrealized appreciation of $46,415,000, based on cost for U.S. Federal income tax purposes.

   @ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

   *   Non-income producing security.

   ** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $42,192,000 or 13.9% of net assets applicable to common shareholders.

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

 (00) All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or as collateral for interest rate swap contracts.

   ++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.


  (E)  All or a portion of this security is on loan.

  (u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

   @@ At January 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                                  RATE TYPE
                                                         ----------------------------

                                                                           VARIABLE-
                                                             FIXED-RATE         RATE  ACCRUED NET
                                                               PAYMENTS     PAYMENTS     INTEREST     UNREALIZED
     SWAP COUNTER              NOTIONAL     TERMINATION     MADE BY THE  RECEIVED BY   RECEIVABLE   APPRECIATION         TOTAL
     PARTY                       AMOUNT            DATE            FUND  THE FUND(1)    (PAYABLE)  (DEPRECIATION)   FAIR VALUE
     Citibank, N.A.         $24,000,000  April 24, 2008           3.70%        4.52%      $ 4,370     $  567,616    $  571,986
     Citibank, N.A.         $70,000,000  October 24, 2008         3.63%        4.52%       13,835      2,122,289     2,136,124
                                                                                          -------     ----------    ----------
                                                                                          $18,205     $2,689,905    $2,708,110

    (1) 30 day LIBOR (London Interbank Offered Rate)



For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By: /s/ Peter E. Sundman
    ---------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ---------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


By: /s/ John M. McGovern
    ---------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2006